CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 146		$ 395		$ 3,881
Insurance proceeds receivable		0		6,679
Prepaid expenses and other current assets		847		721		582
Current assets of discontinued operations		3		6		4,466
Total current assets		996		7,801		9,013
Property, plant and equipment, net		181		207		48
Intangible assets, net of accumulated amortization		350		402		472
MSA escrow funds		482		482		482
Discontinued operations assets		24		25		25
Receivable from sale of licensing rights				0		18
Note receivable				0		66
Inventories				0		0
Receivable form sale of licensing rights, less current maturities				0		0
Note Receivable-long term portion				0		517
Assets held for sale of discontinued operations				0		395
Total assets		2,033		8,917		10,952
Current liabilities:
Accounts payable, trade		5,949		3,211		1,770
Accrued expenses		4,245		8,929		843
Derivative liability (note 8)		529		0
Accrued settlement		0		6,679
Due to stockholder		50		50		50
Current liabilities of discontinued operations		407		533		1,310
Total current liabilities		11,180		19,402		3,973
Long-term debt		350		350		0
Total liabilities		11,530		19,752		$ 3,973
Commitments and contingencies (note 10)		0		0
Stockholders' deficit:
Common stock		1	[1]	1	[1]	$ 17	[2]
Preferred stock	[3]	0		0
Additional paid-in capital		297,616		292,046		271,327
Accumulated deficit		(307,114)		(302,882)		(264,365)
Total stockholders' deficit		(9,497)	[4]	(10,835)	[4]	6,979	[5]
Total liabilities and stockholders' deficit		$ 2,033		$ 8,917		$ 10,952

[1]	$0.0001 par value per share, 314,800,000 shares authorized, and 10,873,723 and 7,721,889 shares issued and outstanding as of September 30, 2015 and December 31, 2014, respectively.
[2]	$.0001 par value, 314,800,000 and 274,800,000 shares authorized as of December 31, 2014 and 2013, respectively; and 193,047,235 and 172,384,178 shares issued and outstanding as of December 31, 2014 and 2013, respectively.
[3]	Preferred Stock, $0.0001 par value, 100,000 shares authorized, no shares issued or outstanding;
[4]	Class A, convertible, $0.01 par value, 4,000 shares authorized, no shares issued or outstanding; Series B, convertible, $0.01 par value, 15,000 shares authorized, no shares issued or outstanding;
[5]	Class A, convertible, $.01 par value, 4,000 shares authorized, no shares issued or outstanding; Series B, convertible; $.01 par value 15,000 shares authorized, no shares issued or outstanding.